Related Party Amounts and Balances (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenue	$ 3,059,106	$ 1,467,178	$ 6,028,758	$ 4,175,187	$ 10,579,351	$ 6,507,171
Direct costs of revenue	324,635	249,560	818,202	596,642	754,411	820,816
Accounts receivable	2,897,464		2,897,464		3,560,957	586,545
Unrelated Party
Related Party Transaction [Line Items]
Revenue					2,237,073	1,660,546
Direct costs of revenue					310,696	193,397
Accounts receivable					205,786	284,883
Related Party
Related Party Transaction [Line Items]
Revenue	2,000,916	758,396	3,824,844	2,390,883	8,342,278	4,846,625
Direct costs of revenue	94,579	139,732	294,921	377,967	443,715	627,419
Accounts receivable	$ 2,142,346		$ 2,142,346		$ 3,355,171	$ 301,662